Stock Option Plan and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Option Plan and Warrants

Note 15. Stock Option Plan and Warrants

Stock Options

On January 2, 2012, the Corporation’s Board of Directors approved the creation of the 2012 Non-Qualified Stock Option Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of incentive stock options to designated employees, certain key advisors and non-employee members of the Board of Directors with the opportunity to receive grant awards to acquire, in the aggregate, up to 5,000,000 shares of the Corporation’s common stock.

A summary of information regarding the Corporation’s common stock options outstanding is as follows:

Weighted
Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term (Years)
Outstanding at December 31, 2020	2,200,000	$0.10	1.0
Issued	—	—	—
Exercised	(2,200,000)	—	—
Outstanding at December 31, 2021	—	—	—
Issued	—	—	—
Expired	—	—	—
Outstanding at March 31, 2022	—	$—	—

The above outstanding options were granted on January 1, 2012, to a former Corporation’s executive. The options vest 20,000 options per month with 2,200,000 being vested and exercisable at December 31, 2018. These options expired in January 2021. During the three months ended March 31, 2022 and 2021, the Corporation did not recognize any stock-based compensation expense.

Warrants

On February 17, 2021, the Company entered into an agreement with a consultant to provide Business Development advisement and analysis services. In consideration, the consultant will be issued 1,000,000 warrant shares. 500,000 warrants were issued on February 17, 2021, and the remaining 500,000 will be issued on the six-month anniversary of initial issuance. On August 31, 2021, due to a failure by the consultant to provide the services as required by the agreement, the Company terminated the agreement, and the warrants were canceled.

Note 15. Stock Option Plan and Warrants

Stock Options

On January 2, 2012, the Corporation’s Board of Directors approved the creation of the 2012 Non-Qualified Stock Option Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of incentive stock options to designated employees, certain key advisors and non-employees members of the Board of Directors with the opportunity to receive grant awards to acquire, in the aggregate, up to 5,000,000 shares of the Corporation’s common stock.

A summary of information regarding the Corporation’s common stock options outstanding is as follows:

Weighted
Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term (Years)
Outstanding at December 31, 2019	2,200,000	0.10	2.0
Issued	—	—	—
Exercised	—	—	—
Outstanding at December 31, 2020	2,200,000	$0.10	1.0
Issued	—	—	—
Expired	(2,200,000)	—	—
Outstanding at December 31, 2021	—	$—	—

The above outstanding options were granted on January 1, 2012, to a former Corporation’s executive. The options vest 20,000 options per month with 2,200,000 being vested and exercisable at December 31, 2018. These options expired in January 2021.  During the years ended December 31, 2021 and 2020, the Corporation did not recognize any stock-based compensation expense on the stock options.

Warrants

On February 17, 2021, the Company entered into an agreement with a consultant to provide Business Development advisement and analysis services. In consideration, the consultant will be issued 1,000,000 warrant shares. 500,000 warrants were issued on February 17, 2021, and the remaining 500,000 will be issued on the six-month anniversary of initial issuance. On August 31, 2021, due to a failure by the consultant to provide the services as required by the agreement, the Company terminated the agreement, and the warrants were canceled.